CONVERTIBLE PROMISSORY NOTES (Details Narrative)	3 Months Ended
	Dec. 31, 2014 USD ($) Number	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Face value | $		$ 2,486,667	$ 1,011,111
Convertible Promissory Notes [Member]
Face value | $	$ 375,000
Number of debt instrument | Number	3
Number of shares issued upon conversion | Number	375,000